Customer Deposits and Other Financial Liabilities (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure in of Detailed Information About Customer Deposits and Other Financial Liabilities Explanatory [Abstract]
Summary of detailed information about current customer deposits and other financial liabilities

	December 31, 2022	December 31, 2021

Outstanding balances on current accounts	4,403	—
Short-term financing	1,735	—

Total	6,138	—